Asset Impairments, Loss on Sale of Vessels, Equipment and Other Operating Assets and Write-Down of Equity Investment (Tables)	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of Loss on Sale of Vessels, Equipment and Other Operating Assets
The following tables show the loss on sale of vessels, equipment and other operating assets for the three and nine months ended September 30, 2017 and 2016:

			Net Loss on Sale of Vessels, Equipment and Other Assets
			Three Months Ended September 30,
Segment	Asset Type	Completion of Sale Date	2017 $	2016 $
Teekay Tankers Segment - Conventional Tankers	2 Aframaxes	(1)	(7,926)	—
Teekay Tankers Segment - Conventional Tankers	MR Tanker	Aug-2016	—	(7,903)
Other			—	65
Total			(7,926)	(7,838)

			Loss on Sale of Vessels, Equipment and Other Assets
			Nine Months Ended September 30,
Segment	Asset Type	Completion of Sale Date	2017 $	2016 $
Teekay LNG Segment - Conventional Tankers	Suezmax	(2)	(12,600)	—
Teekay Tankers Segment - Conventional Tankers	3 Aframaxes	(1)	(10,669)	—
Teekay Tankers Segment - Conventional Tankers	Suezmax	Mar-2017	(1,469)	—
Teekay LNG Segment - Conventional Tankers	2 Suezmaxes	Apr/May-2016	—	(27,439)
Teekay Parent Segment - Conventional Tankers	VLCC Tanker	Oct-2016	—	(12,536)
Teekay Tankers Segment - Conventional Tankers	2 MR Tankers	Aug/Nov-2016	—	(14,323)
Other			(357)	(115)
Total			(25,095)	(54,413)

(1) Two vessels were sold and delivered to their respective buyers in June and September 2017 and another vessel is classified as held for sale at September 30, 2017.

(2) Teekay LNG has commenced marketing the vessel for sale and the vessel is classified as held for sale at September 30, 2017.